Cover	Jul. 01, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41964
Entity Registrant Name	Pelthos Therapeutics Inc.
Entity Central Index Key	0001919246
Entity Tax Identification Number	86-3335449
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4020 Stirrup Creek Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(877)
Local Phone Number	265-8266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PTHS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Channel Therapeutics Corporation
Entity Address, Address Line Two	4400 Route 9 South
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728